Commitments and Contingencies - Additional Information (Detail) (USD $)	1 Months Ended	12 Months Ended			3 Months Ended		12 Months Ended
	Jun. 30, 2011 action	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2012 Hercules 185	Jun. 30, 2012 Hercules 185	Dec. 31, 2012 Hercules 185	Dec. 31, 2012 Insurance Note Payable	Dec. 31, 2011 Insurance Note Payable	Dec. 31, 2012 Loss from Discontinued Operations	Dec. 31, 2011 Loss from Discontinued Operations	Dec. 31, 2010 Loss from Discontinued Operations
Contingencies And Commitments [Line Items]
Rental expense		$ 13,800,000	$ 12,900,000	$ 13,200,000						$ 700,000	$ 800,000	$ 1,000,000
Number of shareholder derivative actions	2
Renewal date of insurance policy		2012-04
Maturity date								2013-03	2012-03
Maximum hull and machinery coverage for Rigs and Liftboats		1,600,000,000
Primary insurance coverage per occurrence		5,000,000
Additional excess liability coverage for protection and indemnity, maritime employer's liability, certain operational liabilities and pollution		200,000,000
Primary and excess coverage for personal injury and death of third parties per occurrence		25,000,000
Deductible per occurrence for personal injury and death of third parties		250,000
Liability coverage for property damage and removal of wreck for losses caused by U.S. Gulf of Mexico named windstorm event		75,000,000
Excess policy for removal of wreck and certain third-party liabilities for losses caused by a U.S. Gulf of Mexico named windstorm event		75,000,000
Deductible as a percentage of insured drilling rig value per occurrence other than U.S. Gulf of Mexico named windstorm event		12.50%
Minimum deductible for drilling rigs per occurrences not caused by U.S. Gulf of Mexico named windstorm events		1,000,000
Deductible for liftboats per occurrence for events not caused by U.S. Gulf of Mexico named windstorm event		1,000,000
Deductible for drilling rigs and liftboats for occurrences in a named U.S. Gulf of Mexico windstorm event		25,000,000
Primary limit for pollution coverage		5,000,000
Deductible per pollution occurrence		3,000,000
Primary liability coverage of contractor extra expense		25,000,000
Amount of Insurance Premiums Financed								30,100,000	25,800,000
Insurance Note Payable interest rate								3.54%	3.59%
Outstanding Insurance Note Payable		9,123,000	5,218,000					9,123,000	5,218,000
Insurance proceeds		54,139,000	0	0		7,500,000	41,000,000
Gain on insurance settlement		30,668,000	0	0	27,300,000		27,300,000
First proceeds from sale of rig							1,500,000
Percentage of proceeds in excess of estimated salvage value to be remitted to underwriters							75.00%
Percentage of proceeds in excess of estimated salvage value to be retained by the Company							25.00%
Accrued liabilities, sales and use audit		$ 12,000,000	$ 6,500,000